Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 16, 2021	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Prepayment paid (in Dollars)		$ 75
Exchange amount		250,000
Ordinary shares	2,113,905	75,000